Significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2026
Significant accounting policies
Basis of consolidation

(a)Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company made up to 30 June each year. The comparatives are for the year ended 30 June 2025 and, in the case of the consolidated statement of comprehensive income, consolidated statement of changes in equity and consolidated statement of cash flows, the years ended 30 June 2025 and 30 June 2024.

Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

●	the contractual arrangement with the other vote holders of the investee;
●	rights arising from other contractual arrangements; and
●	the Group’s voting rights and potential voting rights.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the period are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary.

4.Significant accounting policies (continued)

(a)Basis of consolidation (continued)

Acquisitions of mineral exploration licences through the acquisition of non-operational corporate structures that do not represent a business and therefore do not meet the definition of a business combination, are accounted for as the acquisition of an asset.

Where an acquisition transaction constitutes the acquisition of an asset and not a business, the consideration paid is allocated to assets and not a business, the consideration paid is allocated to assets and liabilities acquired based on their relative fair values.

Deferred tax is not recognised upon an asset acquisition.

Where necessary, adjustments are made to the financial statements of subsidiaries to bring the accounting policies used in line with those used by other members of the Group. All intragroup assets and liabilities, equity, income, expenses, and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

(i)	Subsidiaries and acquisitions

Business combinations are accounted for using the acquisition method as at the acquisition date – i.e., when control is transferred to the Group. Control is when the investor has power over the investee, exposure or rights, to variable returns from its involvements with the investee, and the ability to use its power over the investee to affect the amount of the investor’s returns.

The results of subsidiaries acquired or disposed of during the year are included in the statement of comprehensive income from the effective date of acquisition, or up to the effective date of disposal, as appropriate.

Investments and loans in subsidiaries

The Company recognises its investments in and loans to subsidiaries at cost less any provision for impairment. The Company applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected credit loss allowance for all loans to subsidiaries, except those classified as part of the net investment in subsidiaries.

(ii)	Transactions eliminated on consolidation

Intra-group balances and transactions, and any income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements.

Foreign currency

(b)Foreign currency

(i)	Foreign currency transactions

The financial information of the Group and Company is presented in the currency of the primary economic environment in which the entity operates (United States Dollar (US$)). The functional currency of the Company is Pounds Sterling (£).

In preparing the financial information of the Group, transactions in currencies other than the entity’s functional currency (foreign currencies) are recorded at the rates of exchange prevailing on the dates of the transactions. At the balance sheet date, monetary items denominated in foreign currencies are retranslated at the rates prevailing at the balance sheet date. Exchange differences arising on the settlement of monetary items and on the retranslation of monetary items are included in the statement of comprehensive income for the period.

4.Significant accounting policies (continued)

(b)Foreign currency (continued)

The results and financial position of all Group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

Assets and liabilities for the statement of financial position presented are translated at the closing rate at the date of that statement of financial position;

●	income and expenses for the income statement are translated at average exchange rates; and
●	all resulting exchange differences are recognised as a separate component of equity.

Foreign currency differences arising on retranslation into an entity’s functional currency are recognised in profit or loss.

(ii)	Foreign operations

The assets and liabilities of foreign operations are translated to United States Dollar at exchange rates at the reporting date. The income and expenses of foreign operations are translated to United States Dollar at exchange rates at the dates of the transactions, with differences recognised in other comprehensive income.

When the settlement of a monetary item receivable from or payable to a foreign operation is neither planned nor likely in the foreseeable future, foreign currency gains and losses arising from such items are considered to form part of a net investment in the foreign operation and are recognised in other comprehensive income and presented in the exchange reserve in equity.

Financial instruments

(c)Financial instruments

(i)	Financial assets

The Group classifies its financial assets on initial recognition based on the Group’s business model for managing the financial assets and the contractual cash flow characteristics of the financial assets.

Financial assets are measured at amortised cost where they are held within a business model whose objective is to hold assets to collect contractual cash flows and the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The Group’s and Company’s financial assets measured at amortised cost comprise other receivables, cash and cash equivalents and reclamation bonds.

Financial assets measured at amortised cost are initially recognised at fair value and are subsequently measured at amortised cost using the effective interest method, less any expected credit loss allowance recognised in accordance with IFRS 9.

Expected credit losses

The Group and Company recognise expected credit losses (“ECLs”) on financial assets measured at amortised cost.

Loss allowances are measured using reasonable and supportable information available without undue cost or effort, including historical credit loss experience, current conditions and forecasts of future economic conditions.

For receivables, the Group and Company apply the simplified approach permitted by IFRS 9 and measure the loss allowance at an amount equal to lifetime expected credit losses.

4.Significant accounting policies (continued)

(c)Financial instruments (continued)

In assessing expected credit losses, the Group and Company consider all available information relevant to the collectability of the asset, including:

●	significant financial difficulties of the debtor;
●	probability that the debtor will enter bankruptcy or financial reorganisation; or
●	default or delinquency in payments.

Financial assets are written off when there is no reasonable expectation of recovery. Subsequent recoveries of amounts previously written off are recognised in profit or loss.

Cash and cash equivalents

Cash and cash equivalents comprise cash at bank and in hand and short term highly liquid deposits which are subject to an insignificant risk of changes in value.

Other non-current assets

Reclamation bonds are amounts deposited with regulatory authorities as security for the Company’s obligations to restore exploration sites. The bonds are recognised as financial assets and are recoverable upon satisfactory completion of the related reclamation activities. The bonds are measured at amortised cost.

(ii)	Financial liabilities

The Group and Company classify their financial liabilities into one of the categories discussed below, depending on the purpose for which the liability was incurred. The Group’s and Company’s accounting policy for each category is as follows:

Amortised cost

The Group’s and Company’s financial liabilities held at amortised cost are recognised in the statement of financial position when the Group and Company becomes a party to the contractual provision of the instrument.

Financial liabilities measured at amortised cost comprise trade payables and other short-dated monetary liabilities, which are initially recognised at fair value and subsequently carried at amortised cost using the effective interest rate method.

Determination of Fair values

All assets and liabilities for which fair value is measured or disclosed in the historical financial information are categorised within the fair value hierarchy. The fair value hierarchy prioritises the inputs to valuation techniques used to measure fair value. The Group and Company uses the following hierarchy for determining and disclosing the fair value of financial instruments and other assets and liabilities for which the fair value was used:

●	level 1: quoted prices in active markets for identical assets or liabilities;
●	level 2: inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and
●	level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Share capital	(d)Share capital Ordinary shares Ordinary shares are classified as equity. There is one class of ordinary share in issue, as detailed in note 16.
Capital contribution reserve

(e)Capital contribution reserve

Capital contribution reserve represents receivables from subsidiary undertakings assigned to the Company as part of the Group reorganisation, for which no consideration was payable. Amounts recognised within the capital contribution reserve are presented separately within equity.

Investment in subsidiaries

(f)Investment in subsidiaries

Investments in subsidiaries are recognised in the Company’s separate financial statements at cost less accumulated impairment losses.

Capital contributions made to subsidiaries are added to the cost of the relevant investment. This includes intercompany loan balances formally converted into capital contributions where the Company’s contractual right to repayment has been extinguished.

At each reporting date, the Company assesses whether there are indicators that an investment may be impaired. Where indicators exist, the carrying amount of the investment is compared with its recoverable amount. Any impairment loss is recognised in profit or loss.

Intangible assets

(g)Intangible assets

(i)	Prospecting and exploration rights

Rights acquired with subsidiaries are recognised at fair value at the date of acquisition. Other rights acquired and development expenditure is recognised at cost.

The Group recognises expenditure as exploration and evaluation assets when it determines that those assets will be successful in finding specific mineral resources (IFRS 6 assets). Expenditure included in the initial measurement of exploration and evaluation assets and which are classified as intangible assets relate to the acquisition of rights to undertake topographical, geological, geochemical and geophysical studies, exploratory drilling, trenching, sampling and other activities to evaluate the technical feasibility and commercial viability of extracting a mineral resource.

Capitalisation of pre-production expenditure ceases when the mining property is capable of commercial production.

Administrative and overhead costs are expensed as incurred unless they are directly attributable to qualifying exploration and evaluation activities and meet the Group’s criteria for capitalisation when incurred. Expenditure previously recognised as an expense is not subsequently reinstated as an asset.

(ii)	Impairment

Whenever events or changes in circumstance indicate that the carrying amount of an asset may not be recoverable, an asset is reviewed for impairment. An assets carrying value is written down to its estimated recoverable amount (being the higher of the fair value less costs of disposal and value in use) if that is less than the assets carrying amount.

4.Significant accounting policies (continued)

(g)Intangible assets (continued)

Impairment reviews for deferred exploration and evaluation expenditure are carried out on a project-by-project basis, with each project representing a potential single cash generating unit. An impairment review is undertaken when indicators of impairment arise such as:

-	unexpected geological occurrences that render the resource uneconomic;
-	title to the asset is compromised;
-	variations in mineral prices that render the project uneconomic;
-	substantive expenditure on further exploration and evaluation of mineral resources is neither budgeted nor planned; and
-	the period for which the Group has the right to explore has expired and is not expected to be renewed.

Impairment losses are recognised in profit or loss. For all assets, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortisation, if no impairment loss had been recognised.

Share based payments

(h)Share based payments

The grant date fair value of share-based payment awards granted to Directors, employees and consultants is recognised as an expense, with a corresponding increase in equity, over the period that the recipient becomes unconditionally entitled to the awards. The amount recognised as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognised as an expense is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant-date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.

Market vesting conditions are factored into the fair value of all options granted. If all other vesting conditions are satisfied, a charge is made irrespective of whether market vesting conditions are satisfied. The cumulative expense is not adjusted for failure to achieve a market vesting condition.

Where terms and conditions of options are modified before they vest, the increase in the fair value of the options, measured immediately before and after the modification, is also charged to the income statement over the remaining vesting period.

Taxation

(i)Taxation

Tax expense or credit comprises current and deferred tax. Current and deferred tax is recognised in profit or loss except to the extent that it relates to a business combination, or items recognised directly in equity or in other comprehensive income.

(i)	Current tax

Current tax is based on the taxable profit or loss for the year calculated using tax rates that have been enacted or substantively enacted by the end of the reporting year. The Company does not currently generate taxable profits.

(ii)	Deferred tax

Deferred tax is recognised on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases and is accounted for using the balance sheet liability method.

Deferred tax is calculated at the tax rates that have been enacted or substantively enacted and are expected to apply in the period when the liability is settled, or the asset realised. Deferred tax is charged or credited to the statement of comprehensive income, except when it relates to items charged or credited directly to equity, in which case the deferred tax is also dealt with in equity.

4.Significant accounting policies (continued)

(i)Taxation (continued)

Deferred tax assets are recognised to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilised.

Judgement is applied in making assumptions about future taxable income to determine the extent to which the Company recognises deferred tax assets, as well as the anticipated timing of the utilisation of the losses.

Segmental information

(j)Segmental information

An operating segment is defined as a component of an entity that engages in business activities from which it may earn revenues and incur expenses, whose operating results are regularly reviewed by the entity’s chief operating decision maker (“CODM”) and for which discrete financial information is available.

The Company’s CODM is the Board of Directors. The Board reviews consolidated financial information of the Group for the purposes of allocating resources and assessing performance.

During the year ended 30 June 2026, the Group operated as a single operating and reportable segment, being the exploration and evaluation of mineral resources in Nevada, United States. The Group is an exploration-stage company and does not generate revenues.

The information reviewed by the CODM includes consolidated financial information relating to operating expenditures and cash position. The CODM does not regularly review discrete measures of profit or loss by project or geographical area, nor does the CODM regularly review discrete information regarding assets or liabilities by project or geographical area.

The CODM reviews total assets as reported in the consolidated statement of financial position when making decisions regarding resource allocation. No separate measures of segment assets or liabilities are reviewed.

As a result, the Group has a single operating and reportable segment, and the segment information is the same as that presented in the consolidated statement of comprehensive income, consolidated statement of financial position, consolidated statement of changes in equity and consolidated statement of cash flows.

Property, plant and equipment

(k)Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and impairment losses. Land is not depreciated as it is considered to have an indefinite useful life.

Depreciation is recognised so as to write off the cost of assets over their estimated useful lives, using the straight-line method. Depreciation is charged as follows:

Computer equipment 3 year straight line

The assets’ residual values, useful lives and depreciation methods are reviewed annually. Assets are tested for impairment when indicators arise. Gains or losses on disposal are recognised in profit or loss when the asset is derecognised.

Government awards and grants

(l)Government awards and grants

Government awards and grants are recognised when there is reasonable assurance that the Group will comply with the conditions attached to the awards or grant and that the awards or grant will be received.

4.Significant accounting policies (continued)

(l)Government awards and grants (continued)

Awards or grants relating to exploration and evaluation activities are accounted for in accordance with IAS 20. Where such awards or grants relate to expenditure that has been capitalised as exploration and evaluation assets, the grant is deducted from the carrying amount of the related asset. Income from awards or grants is therefore not presented separately in the statement of comprehensive income.

Amounts receivable in respect of qualifying expenditure incurred prior to the reporting date are recognised as a receivable where the Group has an enforceable entitlement to reimbursement.